Income Taxes - Reconciliation of the U.S. Federal Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective income tax rate reconciliation to the statutory federal income tax rate
Statutory federal tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	2.40%	0.40%	(0.50%)
Change in unrecognized tax benefits	0.90%	(0.10%)	(3.70%)
Nondeductible health insurer fee (HIF)	17.00%	22.90%	0.00%
Nondeductible compensation	0.60%	(4.10%)	9.60%
Nondeductible fair value of 1.125% Warrants	0.00%	0.00%	2.40%
Other	(0.40%)	(0.30%)	2.00%
Effective tax rate	55.50%	53.80%	44.80%